Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Aegon N.V [member]
Summary of Accountants Remuneration
	Total remuneration		Accountants N.V. (NL)
	2017	2016	2017	2016
Audit fees	42	27	13	9
Audit-related fees	3	3	1	1
Total	46	30	14	10